Offerings	Mar. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Guaranteed Senior Notes due 2029
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,835,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,552.21
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Amcor Flexibles North America, Inc. (the "Issuer") initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-288681), filed with the Securities and Exchange Commission (the "SEC") on July 15, 2025 (the "Registration Statement").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 4.250% Guaranteed Senior Notes due 2029
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Amcor plc, Amcor Finance (USA), Inc. ("AFUI"), Amcor UK Finance plc ("AUKF"), Amcor Group Finance plc ("AGF"), Amcor International UK plc ("AIUK"), Berry Global Group, Inc. ("BGGI") and Berry Global, Inc. ("BGI") will each fully and unconditionally guarantee the 4.250% Guaranteed Senior Notes due 2029 issued by the Issuer. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to such guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.125% Guaranteed Senior Notes due 2036
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,122,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,453.82
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act, the Issuer initially deferred payment of all of the registration fees for the Registration Statement.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.125% Guaranteed Senior Notes due 2036
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Amcor plc, AFUI, AUKF, AGF, AIUK, BGGI and BGI will each fully and unconditionally guarantee the 5.125% Guaranteed Senior Notes due 2036 issued by the Issuer. Pursuant to Rule 457(n) under the Securities Act of 1933, no separate fee is payable with respect to such guarantees.